Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurement Inputs [Table Text Block]
The following tables present the Company's assets and liabilities from continuing operations measured at fair value on a recurring basis as of December 31, 2011 and 2010 and non-recurring basis during the year ended December 31, 2011 and 2010, aggregated by the level in the fair value hierarchy within which those measurements fall:

		Fair Value Measurements Using
Description	2011	(Level 1)	(Level 2)	(Level 3)
Interest rate swap liability	$(3,236)	$—	$(3,236)	$—
Impaired real estate assets*	$133,220	$—	$—	$133,220
*Represents a non-recurring fair value measurement.

		Fair Value Measurements Using
Description	2010	(Level 1)	(Level 2)	(Level 3)
Forward purchase equity asset	$27,574	$—	$27,574	$—
Interest rate swap liability	$(5,280)	$—	$(5,280)	$—
Impaired real estate assets*	$235	$—	$—	$235
Impaired loan receivable*	$6,860	$—	$—	$6,860
*Represents a non-recurring fair value measurement.

Schedule of Carrying Amounts and Fair Value of Financial Instruments [Table Text Block]
The table below sets forth the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2011 and 2010:

	As of December 31, 2011		As of December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Loans Receivable	$66,619	$54,179	$88,937	$75,868

Liabilities
Debt	$1,662,375	$1,533,205	$1,774,985	$1,614,626